Investment in securities (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Summary of marketable securities

	December 31, 2020				December 31, 2019
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Equity securities
Mutual funds	5,274	2,531	(488)	7,317	5,724	2,142	(447)	7,419
Total equity securities	5,274	2,531	(488)	7,317	5,724	2,142	(447)	7,419

Available-for-sale
US government and federal agencies	2,493,659	72,713	(306)	2,566,066	2,040,171	18,617	(6,342)	2,052,446
Non-US governments debt securities	22,797	—	(389)	22,408	26,118	82	(524)	25,676
Asset-backed securities - Student loans	13,290	—	(345)	12,945	13,290	—	(399)	12,891
Residential mortgage-backed securities	58,589	1,108	—	59,697	128,952	654	(278)	129,328
Total available-for-sale	2,588,335	73,821	(1,040)	2,661,116	2,208,531	19,353	(7,543)	2,220,341

Held-to-maturity¹
US government and federal agencies	2,194,371	110,526	(141)	2,304,756	2,208,663	47,814	(490)	2,255,987
Total held-to-maturity	2,194,371	110,526	(141)	2,304,756	2,208,663	47,814	(490)	2,255,987
¹ For the years ended December 31, 2020, 2019 and 2018, impairments recognized in other comprehensive income for HTM investments were nil.
In the following tables, debt securities with unrealized losses that are not deemed to be credit impaired and for which an allowance for credit losses has not been recorded are categorized as being in a loss position for "less than 12 months" or "12 months or more" based on the point in time that the fair value most recently declined below the amortized cost basis.

	Less than 12 months		12 months or more
December 31, 2020	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	120,599	(279)	236	(27)	120,835	(306)
Non-US governments debt securities	15	—	22,393	(389)	22,408	(389)
Asset-backed securities - Student loans	—	—	12,945	(345)	12,945	(345)
Total available-for-sale securities with unrealized losses	120,614	(279)	35,574	(761)	156,188	(1,040)

Held-to-maturity securities with unrealized losses
US government and federal agencies	36,079	(141)	—	—	36,079	(141)

	Less than 12 months		12 months or more
December 31, 2019	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	376,262	(1,786)	435,999	(4,556)	812,261	(6,342)
Non-US governments debt securities	202	(1)	22,246	(523)	22,448	(524)
Asset-backed securities - Student loans	—	—	12,891	(399)	12,891	(399)
Residential mortgage-backed securities	6,038	(30)	50,254	(248)	56,292	(278)
Total available-for-sale securities with unrealized losses	382,502	(1,817)	521,390	(5,726)	903,892	(7,543)

Held-to-maturity securities with unrealized losses
US government and federal agencies	47,038	(214)	46,411	(276)	93,449	(490)

	December 31, 2020		December 31, 2019
Pledged Investments	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale	1,387	1,456	3,848	3,912
Held-to-maturity	2,460	2,623	5,449	5,552

Summary of investments maturities
The following table presents the remaining term to contractual maturity of the Bank’s securities. The actual maturities may differ as certain securities offer prepayment options to the borrowers.

	Remaining term to maturity
December 31, 2020	Within 3 months	3 to 12 months	1 to 5 years	5 to 10 years	Over 10 years	No specific or single maturity	Carrying amount
Available-for-sale
US government and federal agencies	—	—	—	—	—	2,566,066	2,566,066
Non-US governments debt securities	15	—	22,393	—	—	—	22,408
Asset-backed securities - Student loans	—	—	—	—	—	12,945	12,945
Residential mortgage-backed securities	—	—	—	—	—	59,697	59,697
Total available-for-sale	15	—	22,393	—	—	2,638,708	2,661,116

Held-to-maturity
US government and federal agencies	—	—	—	—	—	2,194,371	2,194,371

Schedule of sale proceeds and realized gains and losses of AFS securities
Sale Proceeds and Realized Gains and Losses of AFS Securities

	Year ended
	December 31, 2020			December 31, 2019			December 31, 2018
	Sale proceeds	Gross realized gains	Gross realized (losses)	Sale proceeds	Gross realized gains	Gross realized (losses)	Sale proceeds	Gross realized gains	Gross realized (losses)
US government and federal agencies	349,699	1,171	(55)	35,001	115	—	812,720	1,599	(1,263)
Non-US governments debt securities	3,266	104	—	—	—	—	—	—	—
Corporate debt securities	—	—	—	64,787	49	(141)	24,975	—	(87)
Commercial mortgage-backed securities	—	—	—	124,545	901	(272)	15,260	—	(354)
Pass-through note	—	—	—	972	972	—	1,205	1,205	—
Total	352,965	1,275	(55)	225,305	2,037	(413)	854,160	2,804	(1,704)